PURCHASE ADVANCES, NET	6 Months Ended
Dec. 31, 2025
PURCHASE ADVANCES, NET
PURCHASE ADVANCES, NET

NOTE 8. PURCHASE ADVANCES, NET

Purchase advance, net consisted of the following:

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Prepayment for construction	¥14,489,026	¥13,445,448	$1,922,674
Prepayment for others	380,358	224,635	32,122
Allowance for doubtful accounts	(249,828)	(210,000)	(30,030)
Purchase advance, net	¥14,619,556	¥13,460,083	$1,924,766